Capital Trust Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of trust capital securities [line items]
Non-qualifying capital instruments phase-out percentage	10.00%
Tier one notes series B [member]
Disclosure of trust capital securities [line items]
Notes outstanding	$ 300	$ 300	$ 300
Notes maturity date	Jun. 30, 2108
Notes interest rate	10.25%
Notes interest rate payable desciption	semi-annually on June 30 and December 31, until June 30, 2039
Notes interest spread rate	9.878%
Notes interest reset description	June 30, 2039
Tier one notes series B [member] | Prior redemption to June 30, 2039 [member]
Disclosure of trust capital securities [line items]
Notes redemption price percentage	1.645%
Tier one notes series B [member] | Redemption after June 30, 2039 [member]
Disclosure of trust capital securities [line items]
Notes redemption price percentage	3.29%